Investment in NMG Ohio LLC (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2020	Jan. 31, 2019	Jul. 31, 2019	Jul. 31, 2018
Schedule of Equity Method Investments [Line Items]
Opening balance			$ 3,465,902	$ 77,600	$ 77,600
Foreign exchange	$ 1,914	$ (24,393)	(81,006)	(95,949)	(241,862)	$ (193,959)
Total	3,573,314		3,573,314		3,465,902	77,600
NMG Ohio LLC
Schedule of Equity Method Investments [Line Items]
Opening balance			3,465,902	$ 77,600	77,600
Acquisition costs: Common shares issued to vendors at fair value			0		1,448,805
Acquisition costs: Cash payments to vendors			0		1,181,250
Dispensary build-out related costs			20,429		573,633
License fees			0		100,000
Funds transferred			12,500		0
Funds repaid			107,429		0
Equity pickup			191,550		56,466
Foreign exchange			(9,638)		28,148
Total	$ 3,573,314		$ 3,573,314		$ 3,465,902	$ 77,600